Other Income/Expenses - Summary of Finance Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income [abstract]
Effect of restructuring of loans and leases	₽ 362	₽ 33,514	₽ 264
Interest income on other financial assets	180	207	158
Income from the discounting of financial instruments	58	15	14
Remeasurement of fair value of financial instruments		320	197
Total	₽ 600	₽ 34,056	₽ 633